UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1712
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2023

Date of reporting year:  February 28, 2023

Item 1. Report to Stockholders.

(a)

Principal Street High Income Municipal Fund
A Class Shares — GSTFX
Institutional Class Shares — GSTAX
Investor Class Shares — GSTEX

Principal Street Short Term Municipal Fund
Institutional Class Shares — PSTYX
Investor Class Shares — PSTEX

Semi-Annual Report

https://principalstreetfunds.com	February 28, 2023

(This Page Intentionally Left Blank.)

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Value of $25,000 Investment (Unaudited)

The chart assumes an initial investment of $25,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-877-914-7343. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of February 28, 2023

	1-Year	3-Year	5-Year	Since Inception(1)
Institutional Class	-9.95%	-5.47%	0.25%	0.76%
Investor Class	-10.25%	-5.75%	-0.13%	0.36%
A Class (with sales load)(2)	-12.63%	-6.54%	-0.53%	0.01%
A Class (without sales load)	-10.63%	-5.83%	-0.08%	0.43%
Bloomberg High Yield Municipal Bond Index(3)	-9.35%	-1.70%	3.05%	2.90%

(1)
Period since the Fund’s inception. The Institutional Class, Investor Class, and A Class commenced operations on September 15, 2017, March 23, 2020, and February 16, 2022, respectively. Performance for the Investor Class and A Class prior to the inception of the Investor Class and A Class is based on the performance of the Institutional Class, adjusted for the higher expenses applicable to the Investor Class and A Class.

(2)	Reflects a sales load of 2.25%.
(3)
The Bloomberg High Yield Municipal Bond Index covers the high yield portion of the USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. One cannot invest directly in an Index.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

The following is expense information for the Principal Street High Income Municipal Fund as disclosed in the Fund’s most recent prospectus dated December 29, 2022:

Institutional Class	Gross Expenses: 0.93%; Net Expenses: 0.90%.
Investor Class	Gross Expenses: 1.45%; Net Expenses: 1.42%.
A Class	Gross Expenses: 1.34%; Net Expenses: 1.27%.

Principal Street Partners, LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding certain expenses such as Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions and other transactional expenses, acquired fund fees and expenses, or extraordinary expenses) do not exceed 0.80% of the Fund’s average daily net assets. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expense Limitation Agreement is indefinite but cannot be terminated through at least December 29, 2023. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Value of $25,000 Investment (Unaudited)

The chart assumes an initial investment of $25,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-877-914-7343. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return as of February 28, 2023

Since Inception(1)
Institutional Class	1.89%
Investor Class	1.45%
Bloomberg 3-Year Municipal Bond Index(2)	0.89%

(1)	Period since the Fund’s inception. The Institutional Class and Investor Class both commenced operations on April 27, 2022.
(2)
The Bloomberg 3-Year Municipal Bond Index measures the performance of USD-denominated long-term, tax-exempt bond market with maturities of 1-3 years, including state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. One cannot invest directly in an Index.

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

The following is expense information for the Principal Street Short Term Municipal Fund as disclosed in the Fund’s most recent prospectus dated December 29, 2022:

Institutional Class	Gross Expenses: 4.41%; Net Expenses: 0.70%.
Investor Class	Gross Expenses: 5.60%; Net Expenses: 0.95%.

Principal Street Partners, LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding certain expenses such as Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions and other transactional expenses, acquired fund fees and expenses, or extraordinary expenses) do not exceed 0.70% of the Fund’s average daily net assets. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expense Limitation Agreement is indefinite but cannot be terminated through at least December 29, 2023. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Allocation of Portfolio(1) (Unaudited)
As of February 28, 2023
(% of Net Assets)

Top Ten Holdings(1) (Unaudited)
As of February 28, 2023
(% of Net Assets)

Wisconsin Public Finance Authority, 7.375%, 1/1/2050	3.7%
Wisconsin Public Finance Authority, 7.050%, 9/1/2046	3.3%
Angelina & Neches River Authority, 7.500%, 12/1/2045	3.0%
Falmouth Solid Waste Disposal Facilities Revenue, 8.500%, 6/1/2040	3.0%
Atoka Industrial Development Authority, 8.000%, 8/1/2039	2.6%
Port Beaumont Navigation District, 8.000%, 2/1/2039	2.5%
South Carolina Economic Development Authority, 7.750%, 10/1/2057	2.4%
Wisconsin Public Finance Authority, 5.750%, 5/1/2054	2.4%
Children’s Trust Fund, 0.000%, 5/15/2057	2.4%
Erie Tobacco Asset Securitization Corp., 0.000%, 6/1/2060	2.3%

(1)	Fund holdings and allocations are subject to change at any time and are not recommendations to buy or sell any security.

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Allocation of Portfolio(1) (Unaudited)
As of February 28, 2023
(% of Net Assets)

Top Ten Holdings(1) (Unaudited)
As of February 28, 2023
(% of Net Assets)

State of Mississippi Gaming Tax Revenue, 5.000%, 10/15/2031	2.7%
Port Authority of New York & New Jersey, 5.000%, 7/15/2027	2.6%
Chicago Waterworks Revenue, 5.000%, 11/1/2031	2.3%
Metropolitan Washington Airports Authority, 5.000%, 10/1/2027	2.0%
Metropolitan Transportation Authority, 5.000%, 11/15/2030	1.9%
Colorado Educational & Cultural Facilities Authority, 5.250%, 3/1/2025	1.9%
Black Belt Energy Gas District, 5.250%, 12/1/2025	1.9%
Tennessee Energy Acquisition Corp., 5.250%, 9/1/2024	1.9%
Indiana Finance Authority, 4.500%, 12/15/2046	1.8%
Montana Facility Finance Authority, 5.000%, 6/1/2027	1.8%

(1)	Fund holdings and allocations are subject to change at any time and are not recommendations to buy or sell any security.

PRINCIPAL STREET FUNDS

Expense Example (Unaudited)
February 28, 2023

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, interest expense, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 – February 28, 2023).

ACTUAL EXPENSES

For each class, the first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

HIGH INCOME MUNICIPAL FUND

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(09/01/2022)	(02/28/2023)	(09/01/2022 to 02/28/2023)
Institutional Actual(2)(3)	$1,000.00	$ 967.80	$5.07
Institutional Hypothetical(4) (5% return before expenses)	$1,000.00	$1,019.64	$5.21

(1)
Expenses for the Institutional Class are equal to the annualized expense ratio for the most recent six-month period of 1.04%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual Institutional Class return for the six-month period ended February 28, 2023 of -3.22%.
(3)	Excluding interest expense, the actual expenses would be $3.56.
(4)	Excluding interest expense, the hypothetical expenses would be $3.66.

PRINCIPAL STREET FUNDS

Expense Example (Unaudited) – Continued
February 28, 2023

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(5)
	(09/01/2022)	(02/28/2023)	(09/01/2022 to 02/28/2023)
Investor Actual(6)(7)	$1,000.00	$ 965.60	$7.55
Investor Hypothetical(8) (5% return before expenses)	$1,000.00	$1,017.11	$7.75

(5)
Expenses for the Investor Class are equal to the annualized expense ratio for the most recent six-month period of 1.55%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(6)	Based on the actual Investor Class return for the six-month period ended February 28, 2023 of -3.44%.
(7)	Excluding interest expense, the actual expenses would be $6.04
(8)	Excluding interest expense, the hypothetical expenses would be $6.21.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(9)
	(09/01/2022)	(02/28/2023)	(09/01/2022 to 02/28/2023)
Class A Actual(10)(11)	$1,000.00	$ 967.70	$6.44
Class A Hypothetical(12) (5% return before expenses)	$1,000.00	$1,018.25	$6.61

(9)
Expenses for the A Class are equal to the annualized expense ratio for the most recent six-month period of 1.32%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(10)	Based on the actual A Class return for the six-month period ended February 28, 2023 of -3.23%.
(11)	Excluding interest expense, the actual expenses would be $4.83.
(12)	Excluding interest expense, the hypothetical expenses would be $4.96.

SHORT TERM MUNICIPAL FUND
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(09/01/2022))	(02/28/2023)	(09/01/2022 to 02/28/2023)
Institutional Actual(2)(3)	$1,000.00	$1,008.60	$3.54
Institutional Hypothetical(4) (5% return before expenses)	$1,000.00	$1,021.27	$3.56

(1)
Expenses for the Institutional Class are equal to the annualized expense ratio for the most recent six-month period of 0.71%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual Institutional Class return for the six-month period ended February 28, 2023 of 0.86%.
(3)	Excluding interest expense, the actual expenses would be $3.49.
(4)	Excluding interest expense, the hypothetical expenses would be $3.51.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(5)
	(09/01/2022)	(02/28/2023)	(09/01/2022 to 02/28/2023)
Investor Actual(6)(7)	$1,000.00	$1,005.00	$4.77
Investor Hypothetical(8) (5% return before expenses)	$1,000.00	$1,020.03	$4.81

(5)
Expenses for the Investor Class are equal to the annualized expense ratio for the most recent six-month period of 0.96%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(6)	Based on the actual Investor Class return for the six-month period ended February 28, 2023 of 0.50%.
(7)	Excluding interest expense, the actual expenses would be $4.72.
(8)	Excluding interest expense, the hypothetical expenses would be $4.76.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited)
February 28, 2023

Description	Par	Value
MUNICIPAL BONDS — 98.1%

Arizona — 4.1%
Arizona Industrial Development Authority
(Obligor: Empower College Prep)
6.000%, 07/01/2049	$1,000,000	$977,908
Arizona Industrial Development Authority, Series A
(Obligor: Legacy Cares, Inc.) (b)
7.750%, 07/01/2050	1,600,000	1,040,000
6.000%, 07/01/2051	540,000	351,000
Arizona Industrial Development Authority, Series C
(Obligor: Legacy Cares, Inc.) (b)
6.750%, 07/01/2030	2,000,000	1,300,000
La Paz County Industrial Development Authority
(Obligor: Imperial Valley Gateway Center)
7.000%, 12/01/2040	1,535,000	856,186
Maricopa County Industrial Development Authority
(Obligor: Christian Care Surprise)
6.000%, 01/01/2048	1,595,000	1,116,914
Pima Country Industrial Development Authority
(Obligor: La Posada Park Centre) (f)
6.625%, 05/15/2031	2,000,000	2,001,448
Sierra Vista Industrial Development Authority, Series A
(Obligor: Georgetown Community Development Authority)
0.000%, 10/01/2056 (c)(e)(f)	1,000,000	852,116
5.375%, 10/01/2056 (e)(f)	2,200,000	1,529,137
Sierra Vista Industrial Development Authority, Series B
(Obligor: Georgetown Community Development Authority)
6.250%, 10/01/2036	1,500,000	1,224,554
		11,249,263
California — 1.7%
California Pollution Control Financing Authority
(Obligor: CalPlant I)
7.000%, 07/01/2032 (a)(b)(d)	1,000,000	425,000
7.500%, 07/01/2032 (a)(b)(d)	5,065,000	2,557,825
8.000%, 07/01/2039 (a)(b)(d)	3,845,000	1,634,125
7.500%, 12/01/2039 (a)(b)	2,500,000	125,000
		4,741,950
Colorado — 7.6%
Aurora Highlands Community Authority Board
5.750%, 12/01/2051	4,000,000	3,565,501

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2023

Description	Par	Value
MUNICIPAL BONDS — 98.1% (Continued)

Colorado — 7.6% (Continued)
Banning Lewis Ranch Metropolitan District No. 8
4.875%, 12/01/2051	$2,500,000	$1,919,820
Canyon Pines Metropolitan District, Series A-1
5.250%, 12/01/2051	2,000,000	1,693,861
Cascade Ridge Metropolitan District
5.000%, 12/01/2051	1,000,000	821,308
Cottonwood Hollow Residential Metropolitan District
5.000%, 12/01/2051	750,000	598,518
Four Corners Business Improvement District
6.000%, 12/01/2052	1,000,000	904,768
Grandview Reserve Metropolitan District No. 3, Series A
6.250%, 12/01/2052	1,500,000	1,396,879
Grandview Reserve Metropolitan District No. 3, Series B
9.000%, 12/15/2052	1,000,000	956,838
Ledge Rock Center Commercial Metropolitan District, Series A (f)
7.000%, 11/01/2052	1,000,000	983,914
7.375%, 11/01/2052	1,000,000	984,475
Legato Community Authority, Series B
8.250%, 12/15/2051	2,000,000	1,783,225
Peak Metropolitan District No. 3, Series A-1
7.500%, 12/01/2052	1,500,000	1,482,147
South Maryland Creek Ranch Metropolitan District, Series A
5.625%, 12/01/2047	1,625,000	1,567,056
Verve Metropolitan District No. 1
6.750%, 12/01/2052	1,500,000	1,361,624
Waters’ Edge Metropolitan District No. 2
5.000%, 12/01/2051	1,000,000	818,924
		20,838,858
Florida — 6.4%
Capital Trust Agency, Inc.
(Obligor: Voans SW Florida Healthcare) (b)(d)
10.000%, 6/30/2023	4,250,000	3,400,000
Capital Trust Agency, Series A
(Obligor: Tuscan Gardens of Palm Coast Obligated Group) (b)
6.500%, 10/01/2032	1,090,000	610,400
6.750%, 10/01/2037	1,290,000	722,400
7.000%, 10/01/2040	1,525,000	854,000
7.000%, 10/01/2049	1,700,000	952,000

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2023

Description	Par	Value
MUNICIPAL BONDS — 98.1% (Continued)

Florida — 6.4% (Continued)
Capital Trust Agency, Series A (Continued)
(Obligor: Tallahassee NHHI) (b)
7.000%, 12/01/2045	$150,000	$49,125
7.125%, 12/01/2050	2,000,000	655,000
(Obligor: Tapestry Senior Housing Walden) (b)
7.000%, 07/01/2052	2,200,000	506,000
Florida Development Finance Corp., Series B
(Obligor: Cabana at Jensen Dunes) (d)(f)
12.000%, 11/15/2056	5,025,000	5,273,737
Lake County, Series A1
(Obligor: Village Veranda at Lady Lake Obligated Group) (b)
7.125%, 01/01/2052	5,800,000	4,524,000
		17,546,662
Idaho — 0.7%
Spring Valley Community Infrastructure District No. 1
3.750%, 09/01/2051 (f)	2,500,000	1,813,489

Illinois — 2.2%
Illinois Finance Authority, Series A
(Obligor: Aim Art in Motion)
5.000%, 07/01/2051	3,000,000	2,312,754
(Obligor: Plymouth Place)
6.500%, 05/15/2047	1,000,000	1,021,510
(Obligor: Roosevelt University) (f)
6.125%, 04/01/2049	2,500,000	2,428,357
Illinois Finance Authority, Series B
(Obligor: Aim Art in Motion)
5.000%, 07/01/2024	305,000	289,763
(Obligor: Blue Island) (b)
5.800%, 12/01/2053	1,220,000	12
		6,052,396
Indiana — 4.4%
Anderson Industrial Economic Development Revenue
(Obligor: Anderson University, Inc.)
6.000%, 10/01/2042	1,000,000	913,042
Evansville Manufactured Housing Revenue
(Obligor: Evansville RCF LP) (b)
5.450%, 01/01/2038	1,500,000	1,214,714

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2023

Description	Par	Value
MUNICIPAL BONDS — 98.1% (Continued)

Indiana — 4.4% (Continued)
Goshen Manufactured Housing Revenue, Series A
(Obligor: Green Oaks of Goshen, LLC)
5.000%, 08/01/2041	$2,500,000	$1,912,103
Indiana Finance Authority
(Obligor: Brightmark Plastics Renewal) (a)
7.000%, 03/01/2039	6,360,000	4,799,276
Indiana Housing & Community Development Authority
(Obligor: Vita of New Whiteland, LLC)
6.750%, 03/01/20239	500,000	496,162
Valparaiso Manufactured Housing Revenue
(Obligor: Green Oaks of Valparaiso)
5.375%, 12/01/2041	3,500,000	2,725,072
		12,060,369
Iowa — 1.3%
Iowa Finance Authority
(Obligor: Sunrise Manor)
5.000%, 09/01/2051	1,000,000	771,585
(Obligor: Riserville Holdings) (a)
5.000%, 12/01/2051	3,575,000	2,712,286
		3,483,871
Kentucky — 3.0%
Falmouth Solid Waste Disposal Facilities Revenue
(Obligor: Texas Bluegrass Biofuels, LLC) (f)
8.500%, 06/01/2040	8,875,000	8,218,644

Louisiana — 1.8%
Louisiana Public Facilities Authority, Series A
(Obligor: Grambling High Foundation)
5.000%, 06/01/2041	1,000,000	856,215
5.250%, 06/01/2051	1,000,000	839,158
6.375%, 06/01/2052 (f)	770,000	737,983
5.250%, 06/01/2060	1,500,000	1,222,090
(Obligor: Jefferson Rise Charter School) (f)
6.000%, 06/01/2037	480,000	461,305
6.250%, 06/01/2052	1,000,000	948,600
		5,065,351

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2023

Description	Par	Value
MUNICIPAL BONDS — 98.1% (Continued)

Maine — 1.3%
Maine Finance Authority
(Obligor: Go Lab Madison, LLC) (a)
8.000%, 12/01/2051	$5,500,000	$3,502,382

Maryland — 0.2%
Maryland Economic Development
(Obligor: Consol Marine Terminals)
5.750%, 09/01/2025	500,000	504,691

Massachusetts — 0.4%
Massachusetts Development Finance Agency
(Obligor: Ascentria Care Alliance)
5.000%, 07/01/2051	1,250,000	1,001,677

Michigan — 0.4%
Michigan Finance Authority
(Obligor: Aquinas College)
5.000%, 05/01/2046	1,435,000	1,203,024

Mississippi — 1.6%
Tunica County
6.000%, 10/01/2040	4,055,000	3,572,290
Mississippi Development Bank
3.625%, 11/01/2036	1,000,000	898,086
		4,470,376
New Jersey — 0.0%
New Jersey Economic Development Authority
(Obligor: Kintock Obligated Group)
7.000%, 09/01/2047	65,000	61,588

New York — 3.8%
Erie Tobacco Asset Securitization Corp.
0.000%, 06/01/2055 (c)	6,000,000	373,313
0.000%, 06/01/2060 (c)	115,000,000	6,303,576
New York Counties Tobacco Trust IV, Series F
0.000%, 06/01/2060 (c)	50,000,000	2,597,350
Ulster County Capital Resource Corp.
(Obligor: Woodland Pond)
5.250%, 09/15/2047	550,000	413,562
5.250%, 09/15/2053	920,000	666,335
		10,354,136

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2023

Description	Par	Value
MUNICIPAL BONDS — 98.1% (Continued)

Ohio — 1.4%
Southern Ohio Port Authority, Series A
(Obligor: PureCycle Ohio) (a)
7.000%, 12/01/2042	$2,600,000	$1,851,390
Washington County Hospital Revenue
(Obligor: Marietta Area Healthcare)
6.375%, 12/01/2037	1,000,000	998,867
6.625%, 12/01/2042	1,000,000	993,998
		3,844,255
Oklahoma — 2.9%
Atoka Industrial Development Authority
(Obligor: Gladieux Metals Recycling) (a)
8.000%, 08/01/2039	7,100,000	7,159,188
Atoka Industrial Development Authority, Series A
(Obligor: Gladieux Metals Recycling)
8.000%, 08/01/2039	750,000	756,252
		7,915,440
Oregon — 0.6%
Oregon Business Development Commission, Series 248-A
(Obligor: Red Rock Biofuels) (a)(b)
6.500%, 04/01/2031	6,050,000	441,650
Oregon Business Development Commission, Series 248-D
(Obligor: Red Rock Biofuels) (a)(b)
6.500%, 04/01/2031	12,500,000	912,500
Oregon Business Development Commission, Series 248-G
9.000%, 04/01/2037 (a)(b)(e)(f)	3,200,000	233,600
		1,587,750
Pennsylvania — 2.4%
Pennsylvania Economic Development Financing Authority, Series A
(Obligor: Consol Energy) (a)(e)
9.000%, 04/01/2051	4,000,000	4,512,149
(Obligor: Tapestry Moon) (b)
6.500%, 12/01/2038	2,950,000	1,124,687
6.750%, 12/01/2053	2,650,000	1,010,313
		6,647,149
Puerto Rico — 5.0%
Children’s Trust Fund
0.000%, 05/15/2057 (c)	42,000,000	2,778,401

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2023

Description	Par	Value
MUNICIPAL BONDS — 98.1% (Continued)

Puerto Rico — 5.0% (Continued)
Children’s Trust Fund, Series B
0.000%, 05/15/2057 (c)	$120,000,000	$6,508,536
Commonwealth of Puerto Rico
0.000%, 11/01/2051 (c)	2,397,090	821,004
1.000%, 11/01/2051 (b)	8,537,740	3,735,261
		13,843,202
South Carolina — 5.9%
City of Hardeeville
4.000%, 05/01/2052	1,100,000	755,299
South Carolina Jobs-Economic Development Authority
(Obligor: Upstate Senior Living Obligated Group)
4.000%, 11/15/2027	50,000	47,824
(Obligor: Repower S. Berkeley) (a)(b)
6.000%, 02/01/2035	1,000,000	400,000
South Carolina Jobs-Economic Development Authority, Series A
(Obligor: Jasper Pellets) (a)(b)
7.000%, 11/01/2038	1,500,000	1,425,000
(Obligor: AAC East) (a)
7.000%, 05/01/2039	3,500,000	2,691,440
(Obligor: Virtus Academy)
5.000%, 06/15/2041	920,000	808,383
5.000%, 06/15/2051	1,330,000	1,095,364
5.000%, 06/15/2056	1,100,000	881,238
(Obligor: Last Step Recycling, LLC) (a)
6.500%, 06/01/2051	2,000,000	1,436,140
(Obligor: CR River Park)
7.750%, 10/01/2057	6,150,000	6,639,475
		16,180,163
Tennessee — 1.2%
Knox County Industrial Development Board
(Obligor: TomPaul Knoxville, LLC) (a)(f)
9.500%, 11/01/2052	1,000,000	1,001,312
Metropolitan Government Nashville & Davidson County
Health & Educational Facilities Board, Series B-1
(Obligor: Trousdale Foundation Obligated Group) (b)
7.500%, 04/01/2049	1,140,000	74,100

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2023

Description	Par	Value
MUNICIPAL BONDS — 98.1% (Continued)

Tennessee — 1.2% (Continued)
Shelby County Health Educational & Housing Facilities Board, Series A
(Obligor: Luke Obligated Group)
5.750%, 10/01/2059	$3,000,000	$2,262,142
		3,337,554
Texas — 18.7%
Angelina & Neches River Authority
(Obligor: Jefferson Enterprises Energy) (a)
7.500%, 12/01/2045	11,900,000	8,261,417
Arlington Higher Education Finance
(Obligor: The Magellan School)
6.375%, 06/01/2062 (f)	1,000,000	994,873
Brazoria County Industrial Development Corp.
(Obligor: Gladieux Metals Recycling) (a)
9.000%, 03/01/2039	4,400,000	4,640,031
Brazoria County Industrial Development Corp., Series A
(Obligor: Gladieux Metals Recycling) (a)
9.000%, 03/01/2039	3,400,000	3,585,479
Brazoria County Industrial Development Corp., Series B
(Obligor: Gladieux Metals Recycling) (a)
7.000%, 03/01/2039	1,250,000	1,156,273
Calhoun County Navigation Industrial Development Authority, Series A
(Obligor: Max Midstream Texas, LLC) (a)
3.625%, 07/01/2026	1,500,000	1,357,991
Calhoun County Navigation Industrial Development Authority, Series B
(Obligor: Max Midstream Texas, LLC)
6.500%, 07/01/2026	1,000,000	927,417
Jefferson County Industrial Development Corp.
(Obligor: TRP Crude Marketing)
7.750%, 04/01/2039	1,000,000	852,721
Kountze Economic Development Corp.
(Obligor: Allegiant Industrial)
15.000%, 11/01/2027 (f)	3,550,000	4,155,533
New Hope Cultural Education Facilities Finance Corp., Series A
(Obligor: Outlook at Windhaven)
6.500%, 10/01/2033	1,500,000	1,467,432
New Hope Cultural Education Facilities Finance Corp., Series A-2
(Obligor: Sanctuary LTC, LLC)
6.500%, 01/01/2031	2,500,000	2,240,745

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2023

Description	Par	Value
MUNICIPAL BONDS — 98.1% (Continued)

Texas — 18.7% (Continued)
New Hope Cultural Education Facilities Finance Corp., Series B
(Obligor: Buckingham Senior Living Obligated Group)
2.000%, 11/15/2061	$2,318,822	$1,009,193
Port Beaumont Navigation District
(Obligor: Allegiant Industrial Park) (a)(f)
8.000%, 02/01/2039	7,285,000	6,957,367
San Antonio Education Facilities Corp., Series A
(Obligor: Hallmark University)
5.000%, 10/01/2041	840,000	726,327
5.000%, 10/01/2051	1,000,000	812,880
San Antonio Education Facilities Corp., Series B
(Obligor: Hallmark University)
5.250%, 10/01/2028	350,000	341,074
Tarrant County Cultural Education Facilities Finance Corp.
(Obligor: MRC Senior Living Fort Worth)
6.875%, 11/15/2055	2,600,000	2,408,358
Tarrant County Cultural Education Facilities Finance Corp., Series A
(Obligor: MRC Senior Living Fort Worth)
6.750%, 11/15/2051	5,000,000	4,592,517
Tarrant County Cultural Education Facilities Finance Corp., Series B
(Obligor: CC Young Memorial Home) (b)
6.375%, 02/15/2041	550,000	302,500
Woodloch Health Facilities Development Corp., Series A1
(Obligor: Senior Care Living VII) (b)(f)
6.750%, 12/01/2051	6,375,000	4,653,750
		51,443,878
Utah — 1.2%
Downtown East Streetcar, Series A
6.000%, 03/01/2053 (f)	1,000,000	986,537
Utah Charter School Finance Authority, Series A
(Obligor: Rockwell Charter High School)
5.375%, 07/15/2042	905,000	786,013
5.500%, 07/15/2047	1,460,000	1,251,019
Utah Charter School Finance Authority, Series B
(Obligor: Rockwell Charter High School)
6.625%, 07/15/2047	300,000	267,727
		3,291,296

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2023

Description	Par	Value
MUNICIPAL BONDS — 98.1% (Continued)

Washington — 0.8%
Washington State Housing Finance Commission, Series A
(Obligor: Lutheran Retirement Home Obligated Group)
5.000%, 07/01/2038	$1,075,000	$878,225
(Obligor: Eliseo Obligated Group)
4.000%, 01/01/2051	2,000,000	1,371,718
		2,249,943
West Virginia — 2.3%
West Virginia Economic Development Authority
(Obligor: Entsorga West Virginia) (a)(b)
8.750%, 02/01/2036	1,000,000	800,000
(Obligor: Empire Trimodol Terminal)
7.625%, 12/01/2040	6,800,000	5,454,996
		6,254,996
Wisconsin — 14.8%
Wisconsin Health & Educational Facilities Authority, Series C
(Obligor: Chiara Communities, Inc.)
7.000%, 07/01/2043	505,000	361,800
7.500%, 07/01/2053	2,500,000	1,824,122
Wisconsin Public Finance Authority
(Obligor: Cedars Obligated Group)
5.500%, 05/01/2039	1,210,000	1,037,949
5.750%, 05/01/2054	7,950,000	6,541,486
(Obligor: Noorda College of Osteopathic Medicine) (f)
6.500%, 06/01/2045	2,745,000	2,108,899
Wisconsin Public Finance Authority, Series A
(Obligor: Austin FBO LLC) (a)
7.050%, 09/01/2046	9,250,000	8,989,720
(Obligor: Coral Academy of Science) (f)
5.875%, 06/01/2052	600,000	584,813
(Obligor: Discovery Charter School) (f)
6.625%, 06/01/2052	1,200,000	1,154,218
(Obligor: Dreamhouse Beach) (f)
5.750%, 06/01/2025	1,425,000	1,430,461
(Obligor: Dreamhouse Beach) (f)
7.500%, 06/01/2025	1,000,000	966,627
(Obligor: Explore Academy)
6.125%, 02/01/2048	1,550,000	1,351,755

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2023

Description	Par/Shares	Value
MUNICIPAL BONDS — 98.1% (Continued)

Wisconsin — 14.8% (Continued)
Wisconsin Public Finance Authority, Series A (Continued)
(Obligor: Prime Healthcare Foundation)
5.000%, 12/01/2027	$425,000	$434,117
(Obligor: Shining Rock Classical)
6.000%, 06/15/2052	900,000	835,767
(Obligor: University of Birmingham) (b)
6.850%, 10/01/2047	400,000	303,598
Wisconsin Public Finance Authority, Series A-1
(Obligor: Trinity Regional Hospital) (b)
7.375%, 01/01/2050	12,425,000	10,045,581
Wisconsin Public Finance Authority, Series B
(Obligor: Million Air Two Obligated Group) (a)
7.125%, 06/01/2041	2,980,000	2,656,510
		40,627,423
Total Municipal Bonds
(Cost $331,167,588)		269,391,776

CORPORATE BONDS — 1.5%
LSC Estero Prime
12.000%, 04/30/2023 (d)	1,250,000	1,250,000
CalPlant I, LLC
9.500%, 05/01/2023 (b)(f)(g)	3,000,000	3,000,000
Total Corporate Bonds
(Cost $4,250,000)		4,250,000

SHORT-TERM INVESTMENT — 0.0%
First American Government Obligations Fund, Class X 4.37%^
Total Short-Term Investment
(Cost $74)	74	74
Total Investments* — 99.6%
(Cost $335,417,662)		273,641,850
Other Assets & Liabilities, Net — 0.4%		1,015,564
Total Net Assets — 100.0%		$274,657,414

(a)	Security subject to the Alternative Minimum Tax (“AMT”). As of February 28, 2023, the total value of securities subject to the AMT was $76,225,051 or 27.8% of net assets.
(b)	Security in default at February 28, 2023.
(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value.

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2023

(d)
Security is categorized in Level 3 of the fair value hierarchy. These Level 3 securities have a total fair value of $14,540,687, which represents 5.3% of total net assets. Information concerning these Level 3 securities is as follows:

Security	Par	Dates Acquired	Cost Basis
California Pollution Control, 7.000%, 07/01/2032	$1,000,000	September 2020	$652,500
California Pollution Control, 7.500%, 07/01/2032	5,065,000	October 2020	4,845,163
		September 2020 &
California Pollution Control, 8.000%, 07/01/2039	3,845,000	July 2019	3,141,741
		November 2019 &
Capital Trust Agency, Inc., 10.000%, 06/30/2023	4,250,000	October 2017	4,250,000
Florida Development Finance Corp., Series B 12.000%, 11/15/2056	5,025,000	April 2022	5,025,000
LSC Estero Prime, 12.000%, 04/30/2023	1,250,000	May 2022	1,250,000

(e)	Step-up bond; the interest rate shown is the rate in effect as of February 28, 2023.
(f)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of February 28, 2023, the total value of these investments was $54,461,195 or 19.8% of total net assets.

(g)
Security is considered illiquid and is categorized in Level 2 of the fair value hierarchy.  This Level 2 illiquid security had a total fair value of $3,000,000 which represents 1.1% of total net assets.  Information concerning this illiquid security is as follows.

Security	Par	Date Acquired	Cost Basis
CalPlant I, LLC, 9.500%, 05/01/2023	$3,000,000	November 2021	$3,000,000

^	The rate shown is the annualized seven day effective yield as of February 28, 2023.
*	All securities in this Fund have been pledged as collateral for a secured line of credit.

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments (Unaudited)
February 28, 2023

Description	Par	Value
MUNICIPAL BONDS — 98.8%

Alabama — 4.3%
Black Belt Energy Gas District No. 7, Series C-1
4.000%, 10/01/2052	$250,000	$248,750
5.250%, 02/01/2053	500,000	527,916
Black Belt Energy Gas District, Series F
5.250%, 12/01/2025	1,000,000	1,022,585
Houston County Health Care Authority, Series A
5.000%, 10/01/2030	100,000	102,025
Russell County Public Building Authority
4.500%, 01/01/2033	425,000	425,353
		2,326,629
Arizona — 5.0%
County of Pima
4.000%, 07/01/2024	205,000	205,141
Pima County Industrial Development Authority
(Obligor: Tucson Electric Power)
4.000%, 09/01/2029	435,000	435,117
Pima County Industrial Development Authority, Series B-3
(Obligor: La Posada Park Centre)
5.125%, 11/15/2029 (a)	500,000	497,582
(Obligor: La Posada Park Centre)
5.625%, 11/15/2030 (a)	500,000	500,387
Maricopa County Industrial Development Authority, Series B
4.000%, 07/01/2029 (a)	1,000,000	953,037
Maricopa County Union High School District No 210-Phoenix, Series A
4.000%, 07/01/2026	150,000	150,125
		2,741,389
California — 6.0%
California Community Choice Financing Authority, Series A-1
5.000%, 12/01/2053	900,000	944,552
California Health Facilities Financing Authority, Series A
(Obligor: City of Hope)
5.000%, 11/15/2023	125,000	125,149
California Municipal Finance Authority
4.000%, 07/15/2029 (b)	100,000	95,807
California School Finance Authority
(Obligor: Hawking STEAM Charter Schools)
5.000%, 07/01/2025 (a)	400,000	405,945

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2023

Description	Par	Value
MUNICIPAL BONDS — 98.8% (Continued)

California — 6.0% (Continued)
California State Public Works Board, Series A
5.000%, 03/01/2024	$100,000	$100,154
California Statewide Communities Development Authority, Series C
4.250%, 09/02/2032	500,000	496,749
Merced Wastewater System Revenue
5.000%, 10/01/2023	125,000	125,188
Palomar Community College District, Series B
0.000%, 08/01/2029 (c)	100,000	80,521
San Ysidro School District
4.000%, 08/01/2029	130,000	130,116
Santa Barbara County, Series A-2
4.500%, 12/01/2023	400,000	400,429
Santa Barbara Unified School District, Series B
5.000%, 08/01/2023	150,000	150,236
Southern California Mono Health Care District
5.000%, 08/01/2023	200,000	200,276
		3,255,122
Colorado — 3.1%
Board of Water Commissioners City & County of Denver, Series A
4.000%, 12/15/2025	175,000	175,151
Denver City & County Airport Revenue, Series A
5.000%, 12/01/2032 (b)	300,000	318,442
Denver City & County Airport Revenue, Series C
6.125%, 11/15/2025 (b)	145,000	153,462
Educational & Cultural Facilities Authority
(Obligor: University of Denver)
5.250%, 03/01/2025	1,000,000	1,025,723
		1,672,778
District of Columbia — 3.2%
District of Columbia Housing Finance Agency, Series A
(Obligor: Tyler House Association 2012)
4.450%, 06/15/2031	700,000	701,070
Metropolitan Washington Airports Authority
5.000%, 10/01/2027 (b)	1,000,000	1,061,841
		1,762,911
Florida — 1.8%
County of Miami-Dade Aviation Revenue
5.000%, 10/01/2030 (b)	500,000	507,032

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2023

Description	Par	Value
MUNICIPAL BONDS — 98.8% (Continued)

Florida — 1.8% (Continued)
Miami-Dade County Industrial Development Authority
(Obligor: Pinecrest Academy)
5.000%, 09/15/2024	$350,000	$351,990
(Obligor: Academir Charter Schools)
6.750%, 07/01/2029	100,000	95,632
		954,654
Georgia — 2.2%
Augusta Water & Sewer Revenue
4.000%, 10/01/2031	580,000	580,515
Glynn-Brunswick Memorial Hospital Authority
(Obligor: Southeast Georgia Health System)
5.000%, 08/01/2026	125,000	127,335
Savannah Hospital Authority, Series A
(Obligor: St. Joseph’s/Candler)
5.500%, 07/01/2029	500,000	502,598
		1,210,448
Idaho — 1.6%
Kootenai County School District No. 271 Coeur d’Alene, Series B
4.000%, 09/15/2024	850,000	850,595

Illinois — 6.6%
Chicago Board of Education
5.250%, 12/01/2023	135,000	136,324
Chicago O’Hare International Airport, Series B (b)
4.000%, 01/01/2027	250,000	250,031
5.000%, 01/01/2031	240,000	240,155
Chicago Wastewater Transmission Revenue
5.000%, 01/01/2025	125,000	125,172
5.000%, 01/01/2030	100,000	100,587
Chicago Waterworks Revenue
5.000%, 11/01/2031	1,250,000	1,258,356
Illinois Finance Authority, Series B-2
(Obligor: Plymouth Place)
5.250%, 11/15/2027	500,000	500,215
Sales Tax Securitization Corp., Series A
5.000%, 01/01/2030	200,000	221,326
State of Illinois
6.000%, 11/01/2026	350,000	366,799
5.250%, 07/01/2029	200,000	200,893

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2023

Description	Par	Value
MUNICIPAL BONDS — 98.8% (Continued)

Illinois — 6.6% (Continued)
State of Illinois, Series A
4.000%, 04/01/2032	$190,000	$189,998
		3,589,856
Indiana — 5.3%
Indiana Finance Authority
(Obligor: Earlham College)
5.000%, 10/01/2032	765,000	766,443
(Obligor: Fulcrum Centerpoint LLC)
4.500%, 12/15/2046 (b)	1,000,000	997,435
Perry Township Schools Marion County, Series C
4.000%, 07/15/2024	555,000	556,932
University Of Southern Indiana Foundation
4.500%, 10/01/2024	575,000	575,991
		2,896,801
Iowa — 1.2%
PEFA, Inc.
5.000%, 09/01/2049	630,000	648,472

Kansas — 0.9%
City of Topeka, Series B
(Obligor: Congregational Home)
5.125%, 12/01/2026	250,000	249,264
Johnson County Park & Recreation District, Series A
4.000%, 09/01/2024	225,000	225,493
		474,757
Massachusetts — 0.2%
Town of North Reading
5.000%, 05/15/2030	120,000	120,204

Michigan — 0.5%
Healthsource Saginaw, Inc.
4.000%, 05/01/2027	80,000	80,056
Michigan Finance Authority
(Obligor: Henry Ford Health System)
5.000%, 11/15/2027	105,000	111,079
Michigan Finance Authority, Series MI-2
(Obligor: Trinity Health Corp.)
5.000%, 12/01/2044	100,000	103,031
		294,166

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2023

Description	Par	Value
MUNICIPAL BONDS — 98.8% (Continued)

Mississippi — 4.0%
City of Natchez
4.500%, 09/01/2025	$545,000	$554,341
Mississippi Hospital Equipment & Facilities Authority, Series II
(Obligor: North Mississippi Medical Center)
5.000%, 10/01/2040	150,000	155,513
State of Mississippi Gaming Tax Revenue, Series E
5.000%, 10/15/2031	1,410,000	1,468,577
		2,178,431
Missouri — 2.3%
Health & Educational Facilities Authority
(Obligor: Lutheran Senior Services)
5.000%, 02/01/2035	150,000	147,223
Kirkwood Industrial Development Authority, Series A
(Obligor: Ashfield Active Living)
5.000%, 05/15/2023	880,000	879,081
Missouri Development Finance Board, Series A
5.000%, 06/01/2027	200,000	200,618
		1,226,922
Montana — 1.8%
Montana Facility Finance Authority, Series A
(Obligor: Bozeman Deaconess Health)
5.000%, 06/01/2027	970,000	992,809

Nevada — 0.5%
Nevada Department of Business & Industry, Series 2001
(Obligor: Republic Services)
3.750%, 12/01/2026 (a)(b)	300,000	299,620

New Jersey — 3.8%
New Jersey Economic Development Authority, Series UU
5.000%, 06/15/2034	755,000	764,352
New Jersey Housing & Mortgage Finance Agency, Series I
4.000%, 04/01/2033	795,000	808,304
New Jersey Transportation Trust Fund Authority, Series AA
5.250%, 06/15/2028	475,000	495,345
		2,068,001
New Mexico — 0.7%
County of Dona Ana
4.000%, 05/01/2028	395,000	395,223

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2023

Description	Par	Value
MUNICIPAL BONDS — 98.8% (Continued)

New York — 8.4%
City of Hudson
4.000%, 04/15/2028	$95,000	$95,082
Metropolitan Transportation Authority, Series B
4.000%, 11/15/2028	125,000	124,037
Metropolitan Transportation Authority, Series C-1
5.000%, 11/15/2030	1,000,000	1,026,338
5.250%, 11/15/2030	100,000	102,054
New York State Dormitory Authority, Series 2015B-B
5.000%, 03/15/2032	300,000	313,886
New York State Dormitory Authority, Series A
(Obligor: St John’s University)
4.000%, 07/01/2033	100,000	106,011
(Obligor: The New School)
5.000%, 07/01/2029	450,000	473,581
Oneida County Local Development, Series A
(Obligor: Mohawk Valley Health)
5.000%, 12/01/2029	400,000	405,827
Port Authority of New York & New Jersey, Series 223
5.000%, 07/15/2027 (b)	1,320,000	1,397,620
Schenectady Metroplex Development Authority
5.000%, 09/15/2023	200,000	200,276
Westchester County Local Development Corp.
(Obligor: Westchester County Health)
5.000%, 11/01/2030	350,000	354,506
		4,599,218
North Carolina — 0.2%
North Carolina Capital Facilities Finance Agency, Series A
(Obligor: Arc of North Carolina)
5.000%, 10/01/2027	100,000	103,332

North Dakota — 0.9%
Williston, Series B
4.000%, 05/01/2024	365,000	365,104
Jamestown Park District Sales Tax Revenue, Series A
4.000%, 07/01/2028	140,000	140,912
		506,016
Oklahoma — 0.4%
Tulsa County Industrial Authority
(Obligor: Montereau Obligated Group)
5.000%, 11/15/2023	230,000	230,582

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2023

Description	Par	Value
MUNICIPAL BONDS — 98.8% (Continued)

Oregon — 1.4%
Port of Portland Airport Revenue, Series 18A
4.000%, 07/01/2026 (b)	$750,000	$750,000

Pennsylvania — 3.4%
Lycoming County Authority, Series S2
(Obligor: Lycoming College)
4.500%, 11/01/2035	500,000	495,541
Montgomery County Higher Education and Health Authority, Series UU1
(Obligor: Gwynedd Mercy University)
5.000%, 05/01/2029	240,000	249,172
Montgomery County Industrial Development Authority
(Obligor: Foulkeways at Gwynedd)
5.000%, 12/01/2025	230,000	234,832
Philadelphia Authority for Industrial Development, Series A
(Obligor: Russell Byers Charter School)
5.000%, 05/01/2030	860000	865,667
		1,845,212
Puerto Rico — 5.3%
Children’s Trust Fund
5.500%, 05/15/2039	690,000	690,040
Commonwealth of Puerto Rico, Series A
0.000%, 07/01/2024 (c)	1,000,000	938,594
Commonwealth of Puerto Rico, Series A1
5.250%, 07/01/2023	149,246	149,680
Puerto Rico Electric Power Authority, Series PP
5.000%, 07/01/2024 (d)	140,000	140,132
Puerto Rico Electric Power Authority, Series UU
5.000%, 07/01/2024 (d)	745,000	750,035
Puerto Rico Electric Power Authority, Series VV
5.250%, 07/01/2026 (d)	200,000	200,881
		2,869,362
Rhode Island — 0.4%
Rhode Island Health and Educational Building Corp., Series B
(Obligor: Providence College)
5.000%, 11/01/2023	200,000	200,269

South Carolina — 0.3%
South Carolina Jobs-Economic Development Authority
(Obligor: Upstate Senior Living)
4.000%, 11/15/2027	175,000	167,382

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2023

Description	Par	Value
MUNICIPAL BONDS — 98.8% (Continued)

Tennessee — 4.0%
City of Jackson
(Obligor: West Tennessee Healthcare)
5.000%, 04/01/2026	$850,000	$869,857
Metropolitan Nashville Airport Authority, Series A
5.000%, 07/01/2033	140,000	145,921
Tennessee Energy Acquisition Corp., Series A
5.250%, 09/01/2024	1,000,000	1,009,997
Town of Greeneville
4.000%, 06/01/2029	165,000	176,412
		2,202,187
Texas — 11.1%
Arlington Housing Finance Corp.
(Obligor: Reserve at Mayfield, LLC)
3.500%, 11/01/2043	300,000	298,114
Bacliff Municipal Utility District
4.500%, 09/01/2029	340,000	340,274
Board of Regents of the University of Texas System, Series A
4.000%, 08/15/2042	200,000	197,362
Converse
4.000%, 02/01/2032	550,000	550,179
Georgetown
4.000%, 08/15/2025	175,000	175,122
Gray County
(Obligor: Clarendon College)
5.000%, 09/01/2023	235,000	235,299
Harris County Cultural Education Facilities Finance Corp.
(Obligor: Baylor College of Medicine)
4.000%, 11/15/2030	135,000	137,884
Harris County Cultural Education Facilities Finance Corp., Series A
(Obligor: Brazos Presbyterian Obligated Group)
5.000%, 01/01/2033	285,000	265,243
Harris County Municipal Utility District No. 167
4.000%, 09/01/2031	100,000	100,009
Harris County Municipal Utility District No. 278
4.000%, 09/01/2037	200,000	196,966
Interstate Municipal Utility District
4.000%, 09/01/2029	525,000	528,175
Katy Independent School District
4.000%, 02/15/2025	175,000	175,129

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2023

Description	Par	Value
MUNICIPAL BONDS — 98.8% (Continued)

Texas — 11.1% (Continued)
Kountze Economic Development Corp.
(Obligor: Allegiant Industrial, LLC)
15.000%, 11/01/2027 (a)	$100,000	$117,057
Liberty Community Development Corp.
4.000%, 03/01/2028	200,000	200,062
Mansfield Independent School District
4.000%, 02/15/2024	300,000	300,180
Port Beaumont Navigation District
(Obligor: Allegiant Industrial Island)
8.000%, 02/01/2039 (a)(b)	280,000	267,407
San Antonio
5.000%, 02/01/2027	140,000	140,204
San Antonio Education Facilities Corp.
(Obligor: Hallmark University, Inc.)
5.250%, 10/01/2028	100,000	97,450
Sienna Municipal Utility District No. 6
5.000%, 09/01/2030	200,000	211,496
Spring Branch Independent School District
4.000%, 02/01/2025	175,000	175,073
Tarrant County Cultural Education Facilities Finance Corp.
(Obligor: Cumberland Rest, Inc.)
5.000%, 10/01/2034	750,000	755,505
Texas Municipal Gas Acquisition and Supply Corp. I
6.250%, 12/15/2026	360,000	375,776
Wise County
5.000%, 08/15/2026	200,000	208,747
		6,048,713
Washington — 2.1%
Washington Health Care Facilities Authority, Series B
(Obligor: Seattle Children’s Hospital)
5.000%, 10/01/2038	250,000	256,692
Washington State Housing Finance Commission, Series A
(Obligor: Heron’s Key Obligation Group)
6.000%, 07/01/2025 (a)	850,000	873,714
		1,130,406
West Virginia — 0.8%
Monongalia County Building Commission
(Obligor: Monongalia Health System)
5.000%, 07/01/2028	455,000	461,516

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2023

Description	Par/Shares	Value
MUNICIPAL BONDS — 98.8% (Continued)

Wisconsin — 4.6%
Wisconsin Public Finance Authority
(Obligor: Eno River Academy)
4.750%, 06/15/2023 (a)	$195,000	$193,999
(Obligor: Noorda College of Osteopathic)
6.500%, 06/01/2045 (a)	200,000	153,654
Wisconsin Public Finance Authority, Series A
(Obligor: Dreamhouse ‘Ewa Beach)
5.750%, 06/01/2025 (a)	575,000	577,204
(Obligor: Prime Healthcare Foundation)
5.000%, 12/01/2027	425,000	434,116
Village of McFarland
4.500%, 12/01/2023	305,000	305,335
Wisconsin Center District
5.250%, 12/15/2023	395,000	399,841
Wisconsin Health & Educational Facilities Authority
(Obligor: Mercy Health Corp.)
5.000%, 06/01/2023	425,000	425,696
		2,489,845
Wyoming — 0.5%
Albany County School District No. 1
4.000%, 06/01/2025	250,000	250,308
Total Municipal Bonds
(Cost $53,831,599)		53,814,136

SHORT-TERM INVESTMENT — 0.2%
First American Government Obligations Fund — Class X, 4.37%^
Total Short-Term Investment
(Cost $124,439)	124,439	124,439
Total Investments — 99.0%
(Cost $53,956,038)		53,938,575
Other Assets & Liabilities, Net — 1.0%		536,876
Total Net Assets — 100.0%		$54,475,451

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of February 28, 2023, the total value of these investments was $4,839,606 or 8.9% of total net assets.

(b)	Security subject to the Alternative Minimum Tax (“AMT”). As of February 28, 2023, the total value of securities subject to the AMT was $6,338,852 or 11.6% of net assets.
(c)	Zero coupon bonds make no periodic interest payments, but are issued at discounts from par value.
(d)	Security in default at February 28, 2023.
^	The rate shown is the annualized seven day effective yield as of February 28, 2023.

See Notes to the Financial Statements

PRINCIPAL STREET FUNDS

(This Page Intentionally Left Blank.)

PRINCIPAL STREET FUNDS

Statement of Assets and Liabilities (Unaudited)
February 28, 2023

	High Income	Short Term
	Municipal Fund	Municipal Fund
ASSETS:
Investments, at value (Cost: $335,417,662
and $53,956,038, respectively)	$273,641,850	$53,938,575
Interest receivable	8,036,487	737,639
Receivable for investment securities sold	1,627,833	—
Receivable for capital shares sold	390,375	—
Prepaid expenses	32,924	18,947
Total Assets	283,729,469	54,695,161

LIABILITIES:
Loan payable	7,920,000	—
Payable for capital shares redeemed	774,725	142,273
Payable to investment adviser	110,417	8,572
Payable for distributions to shareholders	112,958	1,098
Interest payable	57,964	129
Payable for fund administration & accounting fees	38,908	21,205
Payable for distribution fees	21,117	52
Payable for transfer agent fees & expenses	18,764	20,832
Payable for custody fees	5,081	3,516
Payable for compliance fees	1,990	1,990
Accrued expenses	10,131	20,043
Total Liabilities	9,072,055	219,710

NET ASSETS	$274,657,414	$54,475,451

NET ASSETS CONSIST OF:
Paid-in capital	$355,416,335	$54,727,321
Total accumulated loss	(80,758,921)	(251,870)
Net Assets	$274,657,414	$54,475,451

See Notes to the Financial Statements

PRINCIPAL STREET FUNDS

Statements of Assets and Liabilities (Unaudited) – Continued
February 28, 2023

	High Income	Short Term
	Municipal Fund	Municipal Fund
A Class:
Net Assets	$2,092,265	$—
Shares issued and outstanding(1)	282,996	—
Net asset value, redemption price,
and offering price per share(2)	$7.39	$—
Maximum offering price per share(2)(3)	$7.64	$—

Institutional Class:
Net Assets	$245,613,033	$54,450,086
Shares issued and outstanding(1)	33,098,765	12,880,673
Net asset value, redemption price,
and offering price per share	$7.42	$4.23

Investor Class:
Net Assets	$26,952,116	$ 25,365
Shares issued and outstanding(1)	3,610,284	6,010
Net asset value, redemption price,
and offering price per share	$7.47	$4.22

(1)	Unlimited shares authorized without par value.
(2)	May be subject to a contingent deferred sales charge of 1.00% on certain shares redeemed within 12 months of purchase.
(3)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 3.25%.

See Notes to the Financial Statements

PRINCIPAL STREET FUNDS

Statement of Operations (Unaudited)
For the Six Months Ended February 28, 2023

	High Income	Short Term
	Municipal Fund	Municipal Fund
INVESTMENT INCOME:
Interest income	$9,571,254	$788,906
Total investment income	9,571,254	788,906

EXPENSES:
Investment adviser fees (See Note 4)	752,270	89,928
Fund administration & accounting fees (See Note 4)	156,137	68,511
Transfer agent fees & expenses (See Note 4)	54,346	21,403
Federal & state registration fees	29,796	23,525
Legal fees	19,279	6,981
Custody fees (See Note 4)	18,307	6,302
Audit fees	15,893	10,931
Trustee fees	9,511	9,511
Compliance fees (See Note 4)	6,160	6,154
Other expenses	4,538	1,213
Postage & printing fees	4,168	1,607
Insurance expense	1,816	653
Distribution and shareholder servicing fees -
A Class (See Note 5)	2,037	—
Investor Class (See Note 5)	56,316	31
Total expense before interest expense and waiver	1,130,574	246,750
Interest expense (See Note 9)	417,996	1,370
Total expenses before waiver	1,548,570	248,120
Less: waiver from investment adviser (See Note 4)	(67,302)	(106,832)
Net expenses	1,481,268	141,288

NET INVESTMENT INCOME	8,089,986	647,618

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(5,377,159)	(248,673)
Net change in unrealized appreciation/
depreciation on investments	(12,847,644)	(20,190)
Net realized and unrealized loss on investments	(18,224,803)	(268,863)

NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM OPERATIONS	$(10,134,817)	$378,755

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	February 28, 2023	Year Ended
	(Unaudited)	August 31, 2022
OPERATIONS:
Net investment income	$8,089,986	$15,978,738
Net realized loss on investments	(5,377,159)	(8,568,252)
Net change in unrealized appreciation/depreciation on investments	(12,847,644)	(39,622,565)
Net decrease in net assets resulting from operations	(10,134,817)	(32,212,079)

CAPITAL SHARE TRANSACTIONS:
A Class(1):
Proceeds from shares sold	1,698,543	403,822
Proceeds from reinvestment of distributions	44,660	5,154
Payments for shares redeemed	(9,353)	(25,153)
Net increase in net assets resulting from A Class transactions	1,733,850	383,823

Institutional Class:
Proceeds from shares sold	81,634,822	167,030,518
Proceeds from reinvestment of distributions	7,508,164	14,563,484
Payments for shares redeemed	(98,933,450)	(153,096,733)
Net increase (decrease) in net assets
resulting from Institutional Class transactions	(9,790,464)	28,497,269

Investor Class:
Proceeds from shares sold	10,061,753	15,139,397
Proceeds from reinvestment of distributions	263,251	336,266
Payments for shares redeemed	(2,760,719)	(4,054,537)
Net increase in net assets resulting from Investor Class transactions	7,564,285	11,421,126
Net increase (decrease) in net assets from capital share transactions	(492,329)	40,302,218

DISTRIBUTIONS TO SHAREHOLDERS
A Class(1)	(49,352)	(5,154)
Institutional Class	(7,776,854)	(15,281,351)
Investor Class	(644,192)	(906,463)
Total distributions to shareholders	(8,470,398)	(16,192,968)

TOTAL DECREASE IN NET ASSETS	(19,097,544)	(8,102,829)

NET ASSETS:
Beginning of period	293,754,958	301,857,787
End of period	$274,657,414	$293,754,958

(1)	Inception date of the A Class was February 16, 2022.

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Statements of Changes in Net Assets

	For the	For the Period
	Six Months Ended	Inception(1)
	February 28, 2023	Through
	(Unaudited)	August 31, 2022
OPERATIONS:
Net investment income	$647,618	$87,177
Net realized loss on investments	(248,673)	(4,690)
Net change in unrealized appreciation/depreciation on investments	(20,190)	2,727
Net increase in net assets resulting from operations	378,755	85,214

CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	30,897,884	30,260,834
Proceeds from reinvestment of distributions	634,159	4,270
Payments for shares redeemed	(6,794,752)	(300,618)
Net increase in net assets resulting from Institutional Class transactions	24,737,291	29,964,486

Investor Class:
Proceeds from shares sold	—	27,500
Proceeds from reinvestment of distributions	362	176
Payments for shares redeemed	(2,494)	—
Net increase (decrease) in net assets
resulting from Investor Class transactions	(2,132)	27,676
Net increase in net assets from capital share transactions	24,735,159	29,992,162

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(636,449)	(78,851)
Investor Class	(363)	(176)
Total distributions to shareholders	(636,812)	(79,027)

TOTAL INCREASE IN NET ASSETS	24,477,102	29,998,349

NET ASSETS:
Beginning of period	29,998,349	—
End of period	$54,475,451	$29,998,349

(1)	Inception date of the Fund was April 27, 2022.

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Statement of Cash Flows

For the
Six Months Ended
February 28, 2023
(Unaudited)
Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(10,134,817)
Adjustments to reconcile net decrease in net assets from
operations to net cash used for operating activities:
Purchases of investments	(41,891,048)
Proceeds from sales of investments	45,027,934
Purchases and sales of short-term investments, net	605,841
Amortization (accretion) of market premium (discount), net	(764,516)
Changes in operating assets and liabilities
Decrease in payable for investment securities purchased	(2,130,267)
Increase in receivable for investment securities sold	(1,627,833)
Increase in interest receivable	(987,552)
Increase in prepaid expenses	(1,025)
Increase in payable to investment adviser	1,189
Increase in accrued distributions payable	7,981
Decrease in other expenses	(90,592)
Net change in unrealized appreciation/depreciation of investments	12,847,644
Net realized loss	5,377,159
Net cash provided by operating activities	6,240,098
Cash flows provided by (used for) financing activities:
Proceeds from shares sold(a)	93,762,314
Cost of shares redeemed(b)	(101,922,089)
Loan borrowings	79,722,000
Loan repayments	(77,148,000)
Dividends paid to shareholders, net of reinvestments	(654,323)
Net cash used for financing activities	(6,240,098)
Net change in cash	—

Cash:
Beginning of period	—
End of period	$—
Supplemental disclosure of cash flow and non-cash information:
Interest paid	$417,996
Reinvested distributions	$7,816,075

(a)	Includes an decrease in receivable for capital shares sold of $367,196.
(b)	Includes a decrease in payable for capital shares redeemed of $218,567.

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

A Class

	For the	For the Period
	Period Ended	Inception(1)
	February 28,	Through
	2023	August 31,
	(Unaudited)	2022
PER SHARE DATA:
Net asset value, beginning of period	$7.87	$8.74

Investment operations:
Net investment income	0.21	0.24
Net realized and unrealized loss on investments	(0.47)	(0.87)
Total from investment operations	(0.26)	(0.63)

Less distributions from:
Net investment income	(0.22)	(0.24)
Net realized gains	—	—
Total distributions	(0.22)	(0.24)
Net asset value, end of period	$7.39	$7.87

TOTAL RETURN(2)(3)	-3.23%	-7.27%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$2,092	$375
Ratio of expenses to average net assets:
Before expense waiver(4)	1.37%	1.27%
After expense waiver(4)	1.32%	1.20%
Ratio of expenses excluding interest expense to average net assets:
Before expense waiver(4)	1.04%	1.06%
After expense waiver(4)	0.99%	0.98%
Ratio of net investment income to average net assets:
After expense waiver(4)	5.68%	5.44%
Portfolio turnover rate(2)(5)	15%	53%

(1)	Inception date for the A Class was February 16, 2022.
(2)	Not annualized for period less than one year.
(3)	Return does not include sales load.
(4)	Annualized for period less than one year.
(5)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

Institutional Class

	For the					For the Period
	Period Ended	Year	Year	Year	Year	Inception(1)
	February 28,	Ended	Ended	Ended	Ended	Through
	2023	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2022	2021	2020	2019	2018
PER SHARE DATA:
Net asset value, beginning of period	$7.91	$9.27	$9.12	$10.36	$10.34	$10.00

Investment operations:
Net investment income	0.22	0.46	0.51	0.60	0.60	0.58
Net realized and unrealized
gain (loss) on investments	(0.48)	(1.35)	0.15	(1.24)	0.22	0.34
Total from
investment operations	(0.26)	(0.89)	0.66	(0.64)	0.82	0.92

Less distributions from:
Net investment income	(0.23)	(0.47)	(0.51)	(0.56)	(0.60)	(0.58)
Net realized gains	—	—	—	(0.04)	(0.20)	—
Total distributions	(0.23)	(0.47)	(0.51)	(0.60)	(0.80)	(0.58)
Net asset value, end of period	$7.42	$7.91	$9.27	$9.12	$10.36	$10.34

TOTAL RETURN(2)	-3.22%	-9.88%	7.49%	-6.34%	8.36%	9.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (in 000’s)	$245,613	$272,640	$289,438	$201,763	$155,658	$79,861
Ratio of expenses
to average net assets:
Before expense waiver(3)	1.09%	0.86%	0.78%	0.80%	0.83%	1.01%
After expense waiver(3)	1.04%	0.83%	0.73%	0.74%	0.74%	0.74%
Ratio of expenses excluding interest
expense to average net assets:
Before expense waiver(3)	0.78%	0.76%	0.77%	0.79%	0.82%	1.00%
After expense waiver(3)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of net investment income
to average net assets:
After expense waiver(3)	5.96%	5.35%	5.70%	6.28%	5.82%	6.09%
Portfolio turnover rate(2)(4)	15%	53%	64%	41%	33%	54%

(1)	Inception date for the Institutional Class was September 15, 2017.
(2)	Not annualized for period less than one year.
(3)	Annualized for period less than one year.
(4)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

Investor Class

	For the			For the Period
	Period Ended	Year	Year	Inception(1)
	February 28,	Ended	Ended	Through
	2023	August 31,	August 31,	August 31,
	(Unaudited)	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$7.96	$9.32	$9.18	$8.66

Investment operations:
Net investment income	0.20	0.41	0.48	0.22
Net realized and unrealized
gain (loss) on investments	(0.48)	(1.35)	0.13	0.51 (5)
Total from investment operations	(0.28)	(0.94)	0.61	0.73

Less distributions from:
Net investment income	(0.21)	(0.42)	(0.47)	(0.21)
Net realized gains	—	—	—	—
Total distributions	(0.21)	(0.42)	(0.47)	(0.21)
Net asset value, end of period	$7.47	$7.96	$9.32	$9.18

TOTAL RETURN(2)	-3.44%	-10.28%	6.82%	8.56%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$26,952	$20,740	$12,420	$278
Ratio of expenses to average net assets:
Before expense waiver(3)	1.60%	1.38%	1.28%	1.32%
After expense waiver(3)	1.55%	1.35%	1.24%	1.23%
Ratio of expenses excluding interest
expense to average net assets:
Before expense waiver(3)	1.29%	1.26%	1.27%	1.32%
After expense waiver(3)	1.24%	1.23%	1.23%	1.23%
Ratio of net investment income
to average net assets:
After expense waiver(3)	5.45%	4.89%	5.20%	6.21%
Portfolio turnover rate(2)(4)	15%	53%	64%	41%

(1)	Inception date for the Investor Class was March 23, 2020.
(2)	Not annualized for period less than one year.
(3)	Annualized for period less than one year.
(4)	Portfolio turnover disclosed is for the Fund as a whole.
(5)
The Realized and unrealized gain per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and my not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

Institutional Class

	For the	For the Period
	Period Ended	Inception(1)
	February 28,	Through
	2023	August 31,
	(Unaudited)	2022
PER SHARE DATA:
Net asset value, beginning of period	$4.26	$4.25

Investment operations:
Net investment income	0.07	0.03
Net realized and unrealized gain (loss) on investments	(0.03)	0.01(5)
Total from investment operations	0.04	0.04

Less distributions from:
Net investment income	(0.07)	(0.03)
Net realized gains	—	—
Total distributions	(0.07)	(0.03)
Net asset value, end of period	$4.23	$4.26

TOTAL RETURN(2)	0.86%	1.02%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$54,450	$29,970
Ratio of expenses to average net assets:
Before expense waiver(3)	1.24%	4.41%
After expense waiver(3)	0.71%	0.70%
Ratio of expenses excluding interest
expense to average net assets:
Before expense waiver(3)	1.23%	4.41%
After expense waiver(3)	0.70%	0.70%
Ratio of net investment income to average net assets:
After expense waiver(3)	3.24%	2.52%
Portfolio turnover rate(2)(4)	41%	24%

(1)	Inception date for the Fund was April 27, 2022.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Portfolio turnover disclosed is for the Fund as a whole.
(5)
The realized and unrealized gain per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

Investor Class

	For the	For the Period
	Period Ended	Inception(1)
	February 28,	Through
	2023	August 31,
	(Unaudited)	2022
PER SHARE DATA:
Net asset value, beginning of period	$4.26	$4.25

Investment operations:
Net investment income	0.06	0.03
Net realized and unrealized gain (loss) on investments	(0.04)	0.01 (5)
Total from investment operations	0.02	0.04

Less distributions from:
Net investment income	(0.06)	(0.03)
Net realized gains	—	—
Total distributions	(0.06)	(0.03)
Net asset value, end of period	$4.22	$4.26

TOTAL RETURN(2)	0.50%	0.94%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$25	$28
Ratio of expenses to average net assets:
Before expense waiver(3)	1.54%	5.60%
After expense waiver(3)	0.96%	0.96%
Ratio of expenses excluding interest
expense to average net assets:
Before expense waiver(3)	1.54%	5.59%
After expense waiver(3)	0.95%	0.95%
Ratio of net investment income to average net assets:
After expense waiver(3)	2.99%	2.27%
Portfolio turnover rate(2)(4)	41%	24%

(1)	Inception date for the Fund was April 27, 2022.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Portfolio turnover disclosed is for the Fund as a whole.
(5)
The realized and unrealized gain per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

See Notes to the Financial Statements

PRINCIPAL STREET FUNDS

Notes to the Financial Statements (Unaudited)
February 28, 2023

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Principal Street High Income Municipal Fund (the “High Income Fund”) is a diversified series with its own investment objectives and policies within the Trust. The Principal Street Short Term Municipal Fund (the “Short Term Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. Each series is considered a “Fund” and collectively, the “Funds”. Prior to October 15, 2019, the High Income Fund was known as the Green Square High Income Municipal Fund. The investment objective of both Funds is to provide current income exempt from regular federal income tax. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The High Income Fund currently offers three classes of shares for purchase. The High Income Fund’s Institutional Class commenced operations on September 15, 2017, the Investor Class commenced operations on March 23, 2020, and the A Class commenced operations on February 16, 2022. The Short Term Fund commenced operations on April 27, 2022 and currently offers two classes of shares, Institutional Class and Investor Class. Each class of shares for the Funds has identical rights and privileges except with respect to 12b-1 fees and voting rights on matters affecting a single share class. For the High Income Fund, the Investor Class and A Class shares are subject to a 0.50% and 0.25% Rule 12b-1 distribution and servicing fee, respectively. For the Short Term Fund, the Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes — The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the period ended February 28, 2023, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended February 28, 2023, the Funds did not incur any interest or penalties. The High Income Fund is not subject to examination by U.S. tax authorities for tax years prior to the year ended August 31, 2019.  The Short Term fund is not subject to examination by U.S. Tax Authorities prior to the period ended August 31, 2022.

Security Transactions, Income, and Distributions — The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

PRINCIPAL STREET FUNDS

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2023

The Funds will declare daily and pay monthly distributions of net investment income. The Funds will also distribute net realized capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Allocation of Expenses — Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Funds. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. For the High Income Fund, 12b-1 fees are expensed at annual rates of 0.50% and 0.25% of average daily net assets of the Investor Class and A Class shares, respectively (See Note 5). For the Short Term Fund, 12b-1 fees are expensed at an annual rate 0.25% of average daily net assets of the Investor Class (See Note 5). Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Illiquid Securities — A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds. Illiquid securities may be valued under methods approved by the Board as reflecting fair value. The Funds will not hold more than 15% of the value of their net assets in illiquid securities. At February 28, 2023, the High Income Fund had investments in illiquid securities with a total value of $3,000,000 or 1.1% of total net assets. The Short Term Fund did not have any illiquid securities at February 28, 2023. Information concerning illiquid securities for the High Income Fund are as follows:

Security	Par	Date Acquired	Cost Basis
CalPlant I, LLC
9.500%, 10/12/2022	$3,000,000	November 2021	$3,000,000

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

PRINCIPAL STREET FUNDS

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2023

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.  The Funds’ investments are carried at fair value.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed Income Securities – Municipal and corporate bonds are valued on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuer, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Fixed income securities are categorized in the Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating each Fund’s NAV.  Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Principal Street Partners, LLC. (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed the prices obtained from brokers, dealers or independent pricing services are unreliable.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of February 28, 2023:

High Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$3,000,000	$1,250,000	$4,250,000
Municipal Bonds	—	256,101,089	13,290,687	269,391,776
Short-Term Investment	74	—	—	74
Total Investments in Securities*	$74	$259,101,089	$14,540,687	$273,641,850
Short Term Fund
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$53,814,136	$—	$53,814,136
Short-Term Investment	124,439	—	—	124,439
Total Investments in Securities*	$124,439	$53,814,136	$—	$53,938,575

*	Refer to the Schedule of Investments for further information on the classification of investments.

PRINCIPAL STREET FUNDS

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2023

The following is a reconciliation of Level 3 assets in the High Income Fund for which significant unobservable inputs were used to determine fair value:

Investments
in Securities
Balance as of August 31, 2022
Accrued discounts/premiums	$9,923,737
Realized gain (loss)	—
Change in net unrealized appreciation/depreciation	—
Net purchases	—
Transfers into and/or out of Level 3	4,616,950
Balance as of February 28, 2023	$14,540,687
Change in unrealized appreciation/depreciation during the
period for Level 3 investments as of February 28, 2023	$—

The Level 3 investments as of February 28, 2023 for the High Income Fund represented 5.3% of the Fund’s net assets.

The following provides information regarding the valuation techniques, unobservable inputs used, and other information related to the fair value of Level 3 investments for the High Income Fund as of February 28, 2023:

	Security	Fair Value as of	Valuation	Unobservable	Range
Security Description	Type	February 28, 2023	Technique	Input*	(Weighted Average)
California Pollution Control	Municipal Bond	$ 425,000	Liquidation Approach	Recovery Rate	42.5% (42.5%)
California Pollution Control	Municipal Bond	$2,557,825	Liquidation Approach	Recovery Rate	50.5% (50.5%)
California Pollution Control	Municipal Bond	$1,634,125	Liquidation Approach	Recovery Rate	42.5% (42.5%)
Capital Trust Agency, Inc.	Municipal Bond	$3,400,000	Liquidation Approach	Recovery Rate	60-70% (50%)
			Refinance Approach	Recovery Rate	100% (50%)
LSC Estero Prime	Corporate Bond	$1,250,000	Refinance Approach	Recovery Rate	100% (100%)
Florida Development
Finance Corp., Series B	Municipal Bond	$5,273,737	Discounted Cash Flow	Recovery Rate	11.40% (100%)

*
Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements.  An increase to the unobservable input would result in an increase to the fair value.  A decrease to the unobservable input would have the opposite effect.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds.  Pursuant to the Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.55% and 0.45% of the High Income Fund and Short Term Fund average daily net assets, respectively.

The Funds’ Adviser has contractually agreed to reduce its management fees, and may reimburse the Funds for their operating expenses in order to ensure that Total Annual Fund Operating Expenses (excluding certain expenses such as Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions and other transactional expenses, acquired fund fees and expenses, or extraordinary expenses) for the Funds do not exceed 0.80% and 0.70% of the High Income Fund and Short Term Fund average daily net assets, respectively.  Prior to February 15, 2023, the rate was 0.73% for the High Income Fund.

PRINCIPAL STREET FUNDS

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2023

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred and at the time of recoupment.  The Operating Expenses Limitation Agreement is indefinite in term but cannot be terminated within a year after the effective date of the Funds’ prospectuses. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	High Income Fund	Short Term Fund
March 2023 – August 2023	$77,648	$—
September 2023 – August 2024	$102,942	$—
September 2024 – August 2025	$89,955	$128,142	*
September 2025 – February 2026	$67,302	$106,832

*	The potential recovery by month of expiration for this amount is April 2025 – August 2025.

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Funds.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Funds.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums.  Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the period ended February 28, 2023 are disclosed in the Statements of Operations.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in both the Investor Class and A Class. For the High Income Fund, the Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.50% and 0.25% of the Investor Class and A Class average daily net assets, respectively. For the Short Term Fund, the Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. For the period ended February 28, 2023, the High Income Fund’s Investor and A Class incurred expenses of $56,316 and $2,037, respectively, pursuant to the Plan. For the period ended February 28, 2023, the Short Term Fund’s Investor Class incurred expenses of $31 pursuant to the Plan.

PRINCIPAL STREET FUNDS

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2023

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

High Income Fund

	Period Ended	Year Ended
	February 28, 2023	August 31, 2022
A Class:(1)
Shares sold	230,621	50,111
Shares issued to holders in reinvestment of distributions	6,013	649
Shares redeemed	(1,234)	(3,164)
Net increase in A Class shares	235,400	47,596
Institutional Class:
Shares sold	10,876,806	19,672,629
Shares issued to holders in reinvestment of distributions	1,011,125	1,709,461
Shares redeemed	(13,262,661)	(18,140,279)
Net increase (decrease) in Institutional Class shares	(1,374,730)	3,241,811
Investor Class:
Shares sold	1,337,190	1,707,484
Shares issued to holders in reinvestment of distributions	35,192	39,596
Shares redeemed	(368,612)	(473,741)
Net increase in Investor Class shares	1,003,770	1,273,339
Net increase (decrease) in capital shares	(135,560)	4,562,746

(1)	Inception date of the A Class was February 16, 2022.

Short Term Fund

		Since Inception(2)
	Period Ended	through
	February 28, 2023	August 31, 2022
Institutional Class:
Shares sold	7,295,589	7,106,474
Shares issued to holders in reinvestment of distributions	150,230	1,001
Shares redeemed	(1,602,218)	(70,403)
Net increase in Institutional Class shares	5,843,601	7,037,072
Investor Class:
Shares sold	—	6,469
Shares issued to holders in reinvestment of distributions	86	41
Shares redeemed	(586)	—
Net increase (decrease) in Investor Class shares	(500)	6,510
Net increase in capital shares	5,843,101	7,043,582

(2)	Inception date of the Fund was April 27, 2022.

PRINCIPAL STREET FUNDS

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2023

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Funds for the period ended February 28, 2023, were as follows:

	High Income Fund		Short Term Fund
	Purchases	Sales	Purchases	Sales
U.S. Government Securities	$—	$—	$—	$—
Other Securities	$41,891,048	$45,027,934	$52,771,695	$14,889,759

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at August 31, 2022, the Funds’ most recently completed fiscal year end, were as follows:

	Aggregate	Aggregate	Net Unrealized	Federal
	Gross	Gross	Appreciation	Income
	Appreciation	Depreciation	(Depreciation)	Tax Cost
High Income Fund	$10,125,976	$(59,920,414)	$(49,794,438)	$344,639,302
Short Term Fund	$52,778	$(50,051)	$2,727	$13,682,590

Any difference between book-basis and tax-basis unrealized appreciation (depreciation) would be attributable primarily to the tax deferral of losses on wash sales.

At August 31, 2022, components of distributable earnings on a tax-basis were as follows:

	Undistributed	Undistributed	Other	Net Unrealized	Total Distributable
	Ordinary	Long-Term	Accumulated	Appreciation	Earnings
	Income	Capital Gains	Losses	(Depreciation)	(Accumulated Loss)
High Income Fund	$1,051,335	$—	$(13,410,603)	$(49,794,438)	$(62,153,706)
Short Term Fund	$28,150	$—	$(24,690)	$2,727	$6,187

As of August 31, 2022, the Funds’ most recently completed fiscal year end, the High Income Fund and Short Term Fund had long-term capital loss carryovers of $7,985,191 and $0, respectively, and short-term capital loss carryovers of $5,320,435 and $4,690 respectively.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of a Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable period ended August 31, 2022, the Funds did not defer any qualified late year losses.

The tax character of distributions paid for the period ended February 28, 2023, were as follows:

	Ordinary	Tax Exempt	Long Term
	Income*	Income	Capital Gains	Total
High Income Fund	$—	$8,470,398	$—	$8,470,398
Short Term Fund	$—	$636,812	$—	$636,812

PRINCIPAL STREET FUNDS

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2023

The tax character of distributions paid for the year ended August 31, 2022, were as follows:

	Ordinary	Tax Exempt	Long Term
	Income*	Income	Capital Gains	Total
High Income Fund	$1,056,711	$15,136,257	$—	$16,192,968
Short Term Fund	$5,717	$73,310	$—	$79,027

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

9.  LINE OF CREDIT

The High Income Fund has established a secured line of credit (“LOC”) in the amount of $30,000,000, 10% of gross market value of the Fund, or 33.33% of the gross market value of the Fund’s unencumbered assets, whichever is less. The LOC matures unless renewed on July 21, 2023. This LOC is intended for investment purposes. The LOC is with the Custodian. Interest is charged at the prime rate minus 1.50% on any used portion of the LOC, which was 6.25% as of February 28, 2023. The interest rate during the period was between 4.00% and 6.25%. The weighted average interest rate paid on outstanding borrowings during the period for the High Income Fund was 5.48%. Interest is also charged at 0.25% on any unused portion of this LOC.  All securities for the High Income Fund have been pledged as collateral at February 28, 2023.

The High Income Fund has established an unsecured line of credit (“LOC”) in the amount of $30,000,000, 15% of gross market value of the Fund, or 33.33% of the fair value of the Fund’s unencumbered assets, whichever is less. The LOC matures unless renewed on July 21, 2023. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants in connection with shareholder redemptions and other short-term liquidity needs of the Fund. The LOC is with the Custodian. Interest is charged at the prime rate which was 7.75% as of February 28, 2023. The interest rate during the period was between 5.50% and 7.75%. The weighted average interest rate paid on outstanding borrowings during the period for the Fund was 7.50%.

The Short Term Fund has established an unsecured line of credit (“LOC”) in the amount of $1,000,000, 10% of gross market value of the Fund, or 33.33% of the fair value of the Fund’s unencumbered assets, whichever is less. The LOC matures unless renewed on July 21, 2023. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants in connection with shareholder redemptions and other short-term liquidity needs of the Fund. The LOC is with the Custodian. Interest is charged at the prime rate which was 7.75% as of February 28, 2023. The interest rate during the period was between 5.50% and 7.75%. The weighted average interest rate paid on outstanding borrowings during the period for the Fund was 6.47%.

The Funds have authorized the Custodian to charge any of the Funds’ accounts for any missed payments. For the period ended, February 28, 2023, LOC activity for the Funds was as follows:

				Amount
				Outstanding			Date of
			Average	as of	Interest	Maximum	Maximum
Fund	Loan Type	LOC Agent	Borrowings	February 28, 2023	Expense	Borrowing	Borrowing
High Income	Secured	U.S. Bank N.A.	$14,475,989	$7,920,000	$418,287	$27,487,000	01/03-05/2023
High Income	Unsecured	U.S. Bank N.A.	$23,674	$—	$893	$2,413,000	01/03/2023
Short Term	Unsecured	U.S. Bank N.A.	$42,127	$—	$1,370	$754,000	09/26/2022

PRINCIPAL STREET FUNDS

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2023

10.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2023, National Financial Services LLC and Charles Schwab & Co., Inc., for the benefit of their customers, owned 36.54% and 36.33% of the outstanding shares of the High Income Fund, respectively.  As of February 28, 2023 Charles Schwab & Co., for the benefit of its customers owned, 74.60% of the outstanding shares of the Short Term Fund.

11.  GENERAL RISK

The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Additional Information (Unaudited)
February 28, 2023

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 23-24, 2023, the Trust’s Board of Trustees (“Board”), each of whom was present virtually via video conference, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Principal Street Partners, LLC (“Principal Street” or the “Adviser”) regarding the Principal Street High Income Municipal Fund (the “Fund”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 5, 2023, the Trustees received and considered information from Principal Street and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum and advice from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services provided by Principal Street with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by Principal Street; (3) the costs of the services provided and the profits realized by Principal Street, from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Principal Street resulting from its relationship with the Fund.  In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them and did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board throughout the course of the year, including a presentation to the Board by representatives from Principal Street, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Principal Street as set forth in the Investment Advisory Agreement, as it relates to the Fund, continue to be fair and reasonable in light of the services that Principal Street performs, the investment advisory fees that the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that Principal Street provides under the Investment Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) voting all proxies, if any, with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions effected by Principal Street on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with the Trust’s policies and procedures and with applicable securities laws.  The Trustees reviewed Principal Street’s audited financials, assets under management and capitalization. In that regard, the Trustees concluded that Principal Street had sufficient resources to support the management of the Fund. The Trustees also considered the experience of the portfolio managers that Principal Street utilizes in managing the Fund’s assets.  The

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Additional Information (Unaudited) – Continued
February 28, 2023

Trustees concluded that they were satisfied with the nature, extent, and quality of services that Principal Street provides to the Fund under the Investment Advisory Agreement.

Fund Historical Performance and the Overall Performance of Principal Street.  In assessing the quality of the portfolio management delivered by Principal Street, the Trustees reviewed the short-term and long-term performance of the Fund on both an absolute basis and in comparison to the Fund’s Morningstar category (“Category”) as well as a smaller sub-set of peer funds (“Cohort”), and an appropriate benchmark index. When comparing the Fund’s performance against its Category and Cohort, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from the funds in the Category and Cohort.  The Trustees noted that Principal Street manages other accounts with a somewhat similar strategy as the Fund, but that there are enough differences between these accounts and the Fund for a performance comparison to be meaningful.

The Trustees noted that the Fund had outperformed the Category and Cohort averages over the year-to-date and one-year periods ended September 30, 2022, but underperformed the averages over the three-year and five-year periods ended September 30, 2022.  The Trustees also noted that the Fund had outperformed its benchmark index over the year-to-date period ended September 30, 2022, but underperformed over the one-year, three-year and since-inception periods ended December 31, 2021.

Cost of Advisory Services and Profitability.  The Trustees considered the management fee that the Fund pays to Principal Street under the Investment Advisory Agreement, as well as Principal Street’s profitability analysis for services rendered to the Fund during the 12 months ending September 30, 2022.  The Trustees also considered the effect of an expense limitation agreement on Principal Street’s compensation and that Principal Street has contractually agreed to reduce its advisory fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus.  In that regard, the Trustees noted that Principal Street waived a portion of its management fees during its most recent fiscal year.  The Trustees noted that the management fees charged to Principal Street’s separately managed accounts are equal to or greater than the management fee charged by Principal Street to the Fund. The Trustees determined that Principal Street’s service relationship with the Fund yielded a reasonable profit.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of the contractual expenses borne by the Fund and those of funds in the same Category and Cohort. The Trustees noted that the Fund’s management fee and total expenses (after waivers and expense reimbursements) were each higher than the Category and Cohort averages. In connection with their review of the management fee, the Board considered the research-intensive nature of the Fund’s investment strategy.  The Trustees further took into account that the average net assets of the funds comprising the Cohort were significantly higher than the assets of the Fund. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Principal Street’s advisory fee is reasonable.

Economies of Scale.  The Trustees considered whether the Fund would benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints.  The Trustees took into account the fact that Principal Street had agreed to consider breakpoints in the future in response to asset growth in the Fund. The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints, but committed to revisit this issue in the future as circumstances change and Fund asset levels increase.

Other Benefits.  The Trustees considered the direct and indirect benefits that could be realized by Principal Street from its relationship with the Fund. The Trustees noted that Principal Street does not use affiliated brokers to execute the Fund’s portfolio transactions. While the Trustees noted that the Fund utilizes Rule 12b-1 fees to pay for shareholder and distribution services related to Investor Class and A Class shareholders of the Fund, the Trustees also observed that Principal Street was incurring its own distribution expenses on behalf of the Fund. The Trustees considered that Principal Street may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Principal Street does not receive additional material benefits from its relationship with the Fund.

PRINCIPAL STREET FUNDS

Additional Information (Unaudited) – Continued
February 28, 2023

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the SEC’s website at https://www.sec.gov/ and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Funds’ Part F of Form N-PORT is available without charge upon request by calling 1-877-914-7343.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-877-914-7343.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-877-914-7343, or (2) on the SEC’s website at https://www.sec.gov/.

PRINCIPAL STREET FUNDS

Privacy Notice (Unaudited)

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds.  If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds.  All shareholder records will be disposed of in accordance with applicable law.  The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

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INVESTMENT ADVISER
Principal Street Partners, LLC
949 South Shady Grove Road, Suite 402
Memphis, TN 38120

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Funds’ Statements of Additional Information contain additional information about the
Funds’ trustees and is available without charge upon request by calling 1-877-914-7343.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi – annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi – annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi – annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Managed Portfolio Series

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    May 4, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    May 4, 2023

By (Signature and Title)      /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    May 4, 2023